INCOME TAXES 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	$ (36)	$ 76	$ 69
Current State and Local Tax Expense (Benefit)	(6)	(3)	(3)
Current Foreign Tax Expense (Benefit)	144	149	30
Current Income Tax Expense (Benefit)	102	222	96
Deferred Federal Income Tax Expense (Benefit)	(63)	176	(18)
Deferred State and Local Income Tax Expense (Benefit)	3	43	32
Deferred Foreign Income Tax Expense (Benefit)	20	(45)	27
Deferred Income Tax Expense (Benefit)	(40)	174	41
Investment Tax Credit	(3)	(2)	(4)
Income tax expense (benefit)	59	394	133
San Diego Gas and Electric Company and Subsidiary [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	(109)	(59)	69
Current State and Local Tax Expense (Benefit)	14	6	52
Current Income Tax Expense (Benefit)	(95)	(53)	121
Deferred Federal Income Tax Expense (Benefit)	255	253	75
Deferred State and Local Income Tax Expense (Benefit)	30	36	(21)
Deferred Income Tax Expense (Benefit)	285	289	54
Investment Tax Credit		1	(2)
Income tax expense (benefit)	190	237	173
Southern California Gas Company [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	(73)	(6)	43
Current State and Local Tax Expense (Benefit)	24	19	26
Current Income Tax Expense (Benefit)	(49)	13	69
Deferred Federal Income Tax Expense (Benefit)	136	128	108
Deferred State and Local Income Tax Expense (Benefit)	(6)	5	2
Deferred Income Tax Expense (Benefit)	130	133	110
Investment Tax Credit	(2)	(3)	(3)
Income tax expense (benefit)	$ 79	$ 143	$ 176